AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2009

REGISTRATION NOS. 333-124214
811-21757

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549 ----------------------

FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

POST-EFFECTIVE AMENDMENT NO. 18

AND/OR

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940 [X]

POST-EFFECTIVE AMENDMENT NO. 14

----------------------

     THE AMERICAN INDEPENDENCE FUNDS TRUST (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER) 335 MADISON AVENUE, MEZZANINE

NEW YORK, NY 10017

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 488-1331

ERIC RUBIN, PRESIDENT

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC 335 MADISON AVENUE, MEZZANINE

NEW YORK, NY 10017

     COPIES TO: JONATHAN RAND

DECHERT LLP

1095 AVENUE OF THE AMERICAS NEW YORK, NY 10036-6797

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) [X] ON APRIL 28, 2009 PURSUANT TO PARAGRAPH (b)(1) [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(1) [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) [ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485 IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[X]	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to the Registration Statement for the NestEgg 2050 Fund (the “Fund”), a series of the American Independence Funds Trust (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 13, which was filed pursuant to Rule 485(a)(2) on November 7, 2008. Accordingly, the contents of Post-Effective Amendment No. 14, consisting of Part A (the Prospectus for the Funds), Part B (the Statement of Additional Information) and all Exhibits included in Post-Effective Amendment No. 14, are incorporated by reference in their entirety into this filing. The Part C (Other Information) is included in this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 18 is intended to become effective on April 28, 2009.

PART C. OTHER INFORMATION

Item 23. Exhibits:

(a)	(1) Trust Instrument(1)
	(2)	Amendment to Trust Instrument(2)
(b)	By-Laws.(1)
(d)	Investment Advisory Contracts.
	(1)	Investment Advisory agreement between Registrant and Arrivato Advisors, LLC(1)
	(2)	Form of Investment Advisory Agreement between Registrant and American

Independence Financial Services, LLC(3)
	(3)	Form of Sub-Advisory Agreement between American Independence
Services,LLC and Barrow, Hanley, Mewhinney & Strauss, Inc.(4)
	(4)	Form of Sub-Advisory Agreement between American Independence
Services, LLC and Commerce Asset Management.(4)
	(5)	Form of Sub-Advisory Agreement between American Independence
Services, LLC and Miller & Jacobs Capital, LLC.(5)
	(6)	Amended Investment Advisory Agreement between Registrant and American
Financial Services, LLC.dated February 2008
	(7)	Form of Sub-Advisory Agreement between American Independence
Services and Fischer Francis Trees & Watts
	(8)	Amended Investment Advisory Agreement between Registrant and American
Financial Services, LLC*
(e)	Underwriting Contracts
	(1)	Distribution Agreement between Registrant and BISYS Fund Services
Partnership.(1)
	(2)	Amendment to the Distribution Agreement dated November 14, 2005(3)
	(3)	Distribution Agreement between Registrant and Foreside Fund Services,

	(4)	Amended Distribution Agreement between Registrant and Foreside Fund
LLC*
(f)	None.
(g)	Custodian Agreement between Registrant and INTRUST Bank, NA.(2)
(h)	Other Material Contracts.
	(1)	Form of Master Services Agreement between Registrant and BISYS Fund
Ohio, Inc.(1)
	(2)	Amendment to Master Services Agreement between Registrant and BISYS
Services Ohio, Inc.
	(2)	Fund Accounting Agreement between Registrant and JPMorgan Worldwide
Services
	(3)	Transfer Agent and Service Agreement between Registrant and Boston
Data Services, Inc.
	(3)	Sub-Transfer Agency Agreement(1)
	(4)	Form of Agreement and Plan of Reorganization.(4)
	(5)	Form of Agreement and Plan of Reorganization with Fischer Francis Trees
Watts(6)
(i)	Legal Opinion.
	(1)	Opinion and Consent of Dechert LLP*
(j)	Consent of Independent Public Accountants
(k)	None.
(m)	(1) Rule 12b-1 Plan.(1)
	(2)	Amended Rule 12b-1 Plan(3)
	(3)	Amended Rule 12b-1 Plan(6)
(n)	(1) Rule 18f-3 Plan.(1)
	(2)	Revised Rule 18f-3 Plan dated Nov. 14, 2005(3)

(3) Revised Rule 18f-3 Plan dated December 15, 2006.(5)

(o)	N/A
(p)	Codes of Ethics
(1) Code of Ethics of Arrivato Funds Trust(1)
(2) Code of Ethics of Arrivato Advisors, LLC(2)
(3) Code of Ethics of BISYS (Distributor)(2)
(4) Code of Ethics of Barrow Hanley(3)
(5) Code of Ethics of Commerce Asset Management(3)
(6) Code of Ethics of Miller & Jacobs Capital, LLC.(5)
(7) Code of Ethics of Fischer Francis Trees & Watts(6)
(q)	Power of Attorney (3)
*	To be filed by amendment.
1	Previously filed with Pre-Effective Amendment No. 2 filed on July 28, 2005.
2	Previously filed with Pre-Effective Amendment No. 3 filed on August 29, 2005.
3.	Previously Filed Incorporated by reference from exhibits filed with Registrants Registration Statement on Form N-14 filed with the Securities and Exchange Commission on February 15, 2006.
4.	Previously filed with Post-Effective Amendment No. 2 Filed on February 23, 2006.
5.	Previously filed with Post-Effective Amendment No. 5 Filed on January 16, 2007.
6.	Previously filed with Post-Effective Amendment No. 11 Filed on April 18, 2008.

Item 25. Indemnification

No change from the information set forth in Item 25 of the most recently filed N-1A of American Independence Funds Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-124214 and 811-21757) as filed with the Securities and Exchange Commission on March 1, 2006 (Accession No. 0000950123-05-004803.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the _7th day of April 2009.

AMERICAN INDEPENDENCE FUNDS TRUST

By: /s/ Eric Rubin

Eric Rubin
President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Eric Rubin	President	April 7, 2009
Eric Rubin

/s/ Richard A. Wedemeyer*	Chairman of the Board	April 7, 2009
Richard A. Wedemeyer	and Trustee

/s/ Jeffrey Haas*	Trustee	April 7, 2009
Jeffrey Haas

/s/ Joseph Hankin*	Trustee	April 7, 2009
Joseph Hankin

/s/ Terry L. Carter*	Trustee	April 7, 2009
Terry L. Carter

/s/ Thomas F. Kice*	Trustee	April 7, 2009
Thomas F. Kice

/s/ George Mileusnic*	Trustee	April 7, 2009
George Mileusnic

/s/ John J. Pileggi*	Trustee	April 7, 2009
John J. Pileggi

/s/ Ronald Baldwin*	Trustee	April 7, 2009
Ronald Baldwin

/s/ Peter L. Ochs*	Trustee	April 7, 2009
Peter L. Ochs

*By: /s/ Eric Rubin

Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney Previously Filed